Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Oct. 08, 2020	Dec. 31, 2019
Preferred stock, par value (in dollars per share)	$ 0.0001		$ 0.0001
Preferred stock, authorized shares	10,000,000		10,000,000
Preferred stock, issued shares	0		0
Preferred stock, outstanding shares	0		0
Common stock, par value (in dollars per share)	$ 0.0001		$ 0.0001
Common stock, authorized shares	1,500,000,000		1,500,000,000
Shares issued	664,183,318		415,700,000
Common stock, outstanding shares	655,075,355		415,700,000
Treasury stock (In shares)	9,107,963		0
Class A common stock
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, authorized shares	1,500,000,000
Shares issued	664,183,318	664,152,068
Common stock, outstanding shares		655,057,192
Treasury stock (In shares)	9,107,963		0
Class B Common Stock
Common stock, outstanding shares		27,500,000